Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Revenues:
Total revenues		$ 4,292,622	$ 4,577,813		$ 5,123,511
Cost of revenues:
Total cost of revenues		(2,022,752)	(2,395,481)		(2,659,253)
Gross profit		2,269,870	2,182,332		2,464,258
Selling and marketing expenses		(70,371)	(101,840)		(98,710)
General and administrative expenses		(1,351,906)	(891,267)		(819,724)
Income from operations		847,593	1,189,225		1,545,824
Other income, net		5,299	28,414		50,910
Income before income taxes		852,892	1,217,639		1,596,734
Income tax expenses		(126,958)	(179,813)		(242,267)
Net income		725,934	1,037,826		1,354,467
Net income attributable to Idea Tech Holding Limited’s shareholders		725,934	1,037,826		1,354,467
Other comprehensive income
Foreign currency translation adjustment, net of nil tax		(9,064)	2,742		365
Total other comprehensive income		(9,064)	2,742		365
Total comprehensive income		$ 716,870	$ 1,040,568		$ 1,354,832
Weighted average shares used in calculating earnings per share
Basic (in Shares)		12,500,000	12,500,000	[1]	12,500,000	[1]
Diluted (in Shares)	[1]	12,500,000	12,500,000		12,500,000
Earnings per share
Basic (in Dollars per share)		$ 0.06	$ 0.08		$ 0.11
Diluted (in Dollars per share)		$ 0.06	$ 0.08		$ 0.11
Software and hardware products
Revenues:
Total revenues		$ 2,135,150	$ 2,664,915		$ 2,925,459
Cost of revenues:
Total cost of revenues		(1,274,465)	(1,739,585)		(1,852,351)
Training courses
Revenues:
Total revenues		1,557,111	1,660,785		1,856,097
Cost of revenues:
Total cost of revenues		(506,035)	(530,041)		(769,110)
Other services
Revenues:
Total revenues		600,361	252,113		341,955
Cost of revenues:
Total cost of revenues		$ (242,252)	$ (125,855)		$ (37,792)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024.